Accrued liabilities - Long-term (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Accrued liabilities
Supplier services agreement		$ 15,704	$ 45,270
Benefits from suppliers		9,071	16,847
Other		5,588	4,581
Total long-term accrued liabilities	$ 1,475	$ 30,363	$ 66,698